J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 4, 2011

to the Statement of Additional Information

dated November 1, 2010, as supplemented

The information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Diversified Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Diversified Fund
Patrik Jakobson	11	2,205,735	2	550,800	14	2,615,095
Michael Schoenhaut	2	336,440	0	0	2	101,305
Nicole Fazio*	0	0	4	1,380,493	1	1,279,846
Christopher Blum	17	4,683,621	3	334,735	6	224,457
Thomas Luddy	8	8,074,038	5	1,239,705	51	4,340,508
Scott Grimshaw	4	2,414,569	0	0	30	3,192,054
Jeroen Huysinga	5	835,817	4	2,924,821	9	1,316,434

*	as of 12/31/10

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2010:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Diversified Fund
Patrik Jakobson	0	0	0	0	3	1,703,940
Michael Schoenhaut	0	0	0	0	0	0
Nicole Fazio*	0	0	0	0	1	569,009
Christopher Blum	0	0	0	0	0	0
Thomas Luddy	0	0	3	5,436,357	2	844,217
Scott Grimshaw	0	0	0	0	0	0
Jeroen Huysinga	0	0	0	0	4	159,310

*	as of 12/31/10

SUP-SAI-DF-PM-411

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2010:

Aggregate Dollar Range of Securities in Portfolio
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Diversified Fund
Patrik Jakobson			X
Michael Schoenhaut			X
Nicole Fazio*			X
Christopher Blum	X
Thomas Luddy	X
Scott Grimshaw	X
Jeroen Huysinga	X

*	as of 3/24/11

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE